Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 8,822	$ 7,861
Operating cash flows from finance leases	102	22
Financing cash flows from finance leases	492	244
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	5,869	4,629
Finance leases	$ 0	$ 3,117
Weighted average remaining lease terms
Operating leases	6 years	4 years
Finance leases	0 years	5 years
Weighted average discount rates
Operating leases	4.80%	5.20%
Finance leases	0.00%	4.60%